SUPPLEMENT DATED MAY 19, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF EACH FUND INDICATED BELOW

The following supplements, and replaces any contrary information in, the Statement of Additional Information of each fund listed in the Appendix to this supplement.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular fund business day, in the fund’s total annual operating expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

Appendix

Fund Name	Date of Statement of Additional Information
Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Aggressive Growth Portfolio	February 28, 2008
Legg Mason Partners Variable Appreciation Portfolio	April 28, 2008
Legg Mason Partners Variable Capital Portfolio	April 28, 2008
Legg Mason Partners Variable Capital and Income Portfolio	April 28, 2008
Legg Mason Partners Variable Dividend Strategy Portfolio	February 28, 2008
Legg Mason Partners Variable Equity Index Portfolio	April 28, 2008
Legg Mason Partners Variable Fundamental Value Portfolio	April 28, 2008
Legg Mason Partners Variable Global Equity Portfolio	April 28, 2008
Legg Mason Partners Variable International All Cap Opportunity Portfolio	February 28, 2008
Legg Mason Partners Variable Investors Portfolio	April 28, 2008
Legg Mason Partners Variable Large Cap Growth Portfolio	February 28, 2008
Legg Mason Partners Variable Lifestyle Allocation 50%	April 28, 2008
Legg Mason Partners Variable Lifestyle Allocation 70%	April 28, 2008
Legg Mason Partners Variable Lifestyle Allocation 85%	April 28, 2008
Legg Mason Partners Variable Mid Cap Core Portfolio	February 28, 2008
Legg Mason Partners Variable Small Cap Growth Portfolio	April 28, 2008
Legg Mason Partners Variable Social Awareness Portfolio	February 28, 2008

Fund Name	Date of Statement of Additional Information
Legg Mason Partners Variable Income Trust
Legg Mason Partners Variable Adjustable Rate Income Portfolio	February 28, 2008
Legg Mason Partners Variable Diversified Strategic Income Portfolio	April 28, 2008
Legg Mason Partners Variable Global High Yield Bond Portfolio	April 28, 2008
Legg Mason Partners Variable Government Portfolio	February 28, 2008
Legg Mason Partners Variable High Income Portfolio	February 28, 2008
Legg Mason Partners Variable Money Market Portfolio	February 28, 2008
Legg Mason Partners Variable Strategic Bond Portfolio	April 28, 2008

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